STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Stock Option Activity (Details) - USD ($)		12 Months Ended
	Apr. 05, 2021	Sep. 30, 2022	Sep. 30, 2021
Shares Underlying Options
Outstanding at the beginning		250,000
Granted	250,000	0
Exercised		0
Forfeited		0
Outstanding at the end		250,000	250,000
Exercisable at the end		250,000
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per shares)		$ 10
Granted (in dollars per shares)		0
Exercised (in dollars per shares)		0
Forfeited (in dollars per shares)		0
Outstanding at the end (in dollars per shares)		10	$ 10
Exercisable at the end (in dollars per shares)		$ 10
Remaining Contractual Term (Years) and Grant-Date Fair Value
Outstanding (in years)		0 years	0 years
Exercisable at the end (in years)		0 years
Outstanding at the beginning (in dollars)		$ 1,085,386
Outstanding at the end (in dollars)		1,085,386	$ 1,085,386
Exercisable at the end (in dollars)		$ 0